Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 950	$ 1,313
Prepaid insurance and subscriptions	2,025	2,420
Other	367	1,254
Prepayments	$ 3,342	$ 4,987